Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements [Abstract]
Disclosure of subsidiaries [Table Text Block]
Affiliate name	Location	Interest	Classification and accounting method
Galiano Gold South Africa (PTY) Ltd.	South Africa	100%	Consolidated
Galiano International (Isle of Man) Ltd.	Isle of Man	100%	Consolidated
Galiano Gold (Isle of Man) Ltd.	Isle of Man	100%	Consolidated
Galiano Gold Exploration Mali SARL	Mali	100%	Consolidated
Galiano Gold Exploration Ghana Ltd.	Ghana	100%	Consolidated
BUK West Africa Limited	United Kingdom	100%	Consolidated
Asanko Gold Ghana Ltd.[1]	Ghana	90%	Consolidated
Adansi Gold Company (GH) Ltd. [1]	Ghana	100%	Consolidated
Shika Group Finance Limited[1]	Isle of Man	100%	Consolidated
Galiano Gold Netherlands B.V.[2]	Netherlands	100%	Consolidated